8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2012
Notes Payable And Capital Lease Obligations Tables
Notes payable and capital lease obligations

Notes payable and capital lease obligations at consist of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$14,278,000	$10,880,000
Term loan, PNC	5,400,000	2,000,000
Capital lease obligations	1,589,000	1,871,000
Notes payable to sellers of acquired business	1,681,000	1,976,000
Junior subordinated notes	1,115,000	6,320,000
Subtotal	24,063,000	23,047,000
Less: Current portion of notes and capital obligations	(17,297,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$6,766,000	$8,992,000

Future minimum principal payments for the term loan

As of June 30, 2012 the future minimum principal payments for the term loan are as follows

For the twelve months ending	Amount
June 30, 2013	$1,800,000
June 30, 2014	1,800,000
June 30, 2015	1,800,000
PNC Term Loan Payable	5,400,000
Less: Current portion	(1,800,000)
Long-term portion	$3,600,000

Future minimum lease payments, including imputed interest

     As of June 30, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
June 30, 2013	$711,000
June 30, 2014	671,000
June 30, 2015	212,000
June 30, 2016	207,000
Total future minimum lease payments	1,801,000
Less: imputed interest	(212,000)
Less: current portion	(598,000)
Total Long Term Portion	$991,000

Notes Payable - Sellers

As of June 30, 2012 and December 31, 2011, the balance owed to the sellers of Welding is:

	June 30,	Decemeber 31,
	2012	2011
	(Unaudited)
Former Welding Stockholders	$1,681,000	$1,976,000
Less: Current Portion	(622,000)	(601,000)
Total long-term portion	$1,059,000	$1,375,000

     As of June 30, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the twelve months ending	Amount
June 30, 2013	$622,000
June 30, 2014	667,000
June 30, 2015	392,000
Former WMI Stockholders Notes Payable	1,681,000
Less: Current portion	(622,000)
Long-term portion	$1,059,000